OPERATING LEASE RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Leases [Abstract]
OPERATING LEASE RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS

10. OPERATING LEASE RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS

The Company has one operating lease primarily for office and administration.

During December 2021, the Company entered into a new lease agreement. The Company paid $85,000 deposit that would be returned at the end of the lease. In December 2022, the Company started a new lease with an additional suite in the same premise as the existing lease.

When measuring the lease obligations, the Company discounted lease payments using its incremental borrowing rate. The weighted-average-rate applied is 11.4%.

	Fiscal Year 2026	Fiscal Year 2025
Right of Use Asset	$	$
Beginning balance at March 31	812,053	1,221,593
Amortization	(225,373)	(198,275)
Ending balance at September 30	586,680	1,023,318

	2026	2025
Lease Liability	$	$
Beginning balance at March 31	929,116	1,386,486
Repayment and interest accretion, net	(255,103)	(219,283)
Ending balance at September 30	674,013	1,167,203

	September 30, 2025	March 31, 2025
Lease Liability	$	$
Current portion of operating lease liability	571,706	531,286
Noncurrent portion of operating lease liability	102,307	397,830

BIOTRICITY INC. CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSSFOR THE THREE AND SIX MONTHS ENDED SEPTEMBER 30, 2025 AND 2024 (unaudited) (Expressed in US Dollars)

The operating lease expense was $310,059 for the six months ended September 30, 2025 (2024: $292,787) and included in the selling, general and administrative expenses. Operating cash flows from operating leases amounted to $299,396 and $218,448 during the six months ended September 30, 2025 and September 30, 2024, respectively.

The following table represents the contractual undiscounted cash flows for lease obligations as at September 30, 2025:

Calendar year	$
2025	600,288
2026	565,359
2027	-
Total undiscounted lease liability	1,165,647
Less imputed interest	491,634
Total	674,013

12. OPERATING LEASE RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS

The Company has one operating lease primarily for office and administration.

During December 2021, the Company entered into a new lease agreement. The Company paid $85,000 deposit that would be returned at the end of the lease. In December 2022, the Company started a new lease with an additional suite in the same premise as the existing lease.

When measuring the lease obligations, the Company discounted lease payments using its incremental borrowing rate. The weighted-average-rate applied is 11.4%.

	2025	2024
Right of Use Asset	$	$
Beginning balance at March 31	1,221,593	1,587,492
New leases	-	-
Amortization	(409,540)	(365,899)
Ending balance at March 31	812,053	1,221,593

	2025	2024
Lease Liability	$	$
Beginning balance at March 31	1,386,486	1,722,095
New leases	-	-
Repayment and interest accretion	(457,370)	(335,609)
Ending balance at March 31	929,116	1,386,486

Current portion of operating lease liability	531,286	457,371
Noncurrent portion of operating lease liability	397,830	929,115

The operating lease expense was $587,045 for the year ended March 31, 2025 (2024: $564,167) and included in the selling, general and administrative expenses. Operating cash flows from operating leases amounted to $587,164 and $509,041 during the years ended March 31, 2025 and March 31, 2024, respectively.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2025 and 2024

(Expressed in US Dollars)

The following table represents the contractual undiscounted cash flows for lease obligations as at March 31, 2025:

Calendar year	$
2025	600,288
2026	565,360
2027 and beyond	-

Total undiscounted lease liability	1,165,648
Less imputed interest	(236,532)
Total	929,116